UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Callahan, Leighton & Co., LLC
Address:   3555 Timmons Lane, Suite 600
           Houston, Texas 77027

Form 13F File Number: 28-12463

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   William R. Leighton
        -------------------------
Title:  President
        -------------------------
Phone:  (713)572-3366
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ William R. Leighton                Houston, Texas                 10/22/2007
-----------------------                --------------                 ----------
      [Signature]                      [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           81
                                         -----------
Form 13F Information Table Value Total:     $156,687
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                               FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
A T & T Corp                   COM              00206R102     2355   55659 SH       SOLE              54759      0    0
Adobe Systems Inc              COM              00724F101     1970   45125 SH       SOLE              43700      0    0
Akamai Technologies            COM              00971T101      451   15702 SH       SOLE              14377      0    0
Alleghany Corp Del             COM              017175100     1199    2952 SH       SOLE               2812      0    0
Allergan Inc                   COM              018490102      267    4145 SH       SOLE               3875      0    0
Altria Group Inc.              COM              02209S103      385    5530 SH       SOLE               5530      0    0
America Movil Sa L Adr         COM              02364W105     1551   24235 SH       SOLE              23085      0    0
Anadarko Petroleum Corp        COM              032511107     2433   45271 SH       SOLE              44671      0    0
Apache Corp                    COM              037411105     1790   19871 SH       SOLE              18871      0    0
Applied Materials Inc          COM              038222105      816   39420 SH       SOLE              37601      0    0
B J Services Co                COM              055482103      611   23000 SH       SOLE              21800      0    0
Ball Corporation               COM              058498106     2587   48123 SH       SOLE              46148      0    0
Bard C R Incorporated          COM              067383109     1474   16717 SH       SOLE              16417      0    0
Berkshire Hathaway Cl B        COM              084670207     4197    1062 SH       SOLE               1020      0    0
Bhp Billiton Ltd Adr           COM              088606108     3751   47720 SH       SOLE              45985      0    0
Brookfield Asset Mgmt          COM              112585104     2539   65945 SH       SOLE              63508      0    0
Bunge Limited                  COM              G16962105     3925   36527 SH       SOLE              35392      0    0
Burlingtn Nthn Santa Fe        COM              12189T104     3985   49099 SH       SOLE              47459      0    0
C H Robinson Worldwd New       COM              12541W209      274    5050 SH       SOLE               5050      0    0
Carlisle Companies Inc         COM              142339100     2829   58206 SH       SOLE              55606      0    0
Caterpillar Inc                COM              149123101     4332   55237 SH       SOLE              53737      0    0
Cemex Sa Adr New               COM              151290889     1397   46707 SH       SOLE              45173      0    0
Chevron Corp                   COM              166764100      944   10091 SH       SOLE              10091      0    0
Cisco Systems Inc              COM              17275R102     1507   45492 SH       SOLE              43792      0    0
Coca Cola Company              COM              191216100      268    4657 SH       SOLE               4657      0    0
Conocophillips                 COM              20825C104      355    4040 SH       SOLE               4040      0    0
Constellation Energy Co        COM              210371100     2419   28202 SH       SOLE              27627      0    0
Coventry Health Care Inc       COM              222862104     2670   42926 SH       SOLE              41111      0    0
Cullen Frost Bankers           COM              229899109      626   12489 SH       SOLE              11914      0    0
Danaher Corp Del               COM              235851102      327    3950 SH       SOLE               3750      0    0
Denbury Res Inc New            COM              247916208      477   10675 SH       SOLE              10075      0    0
Dentsply Intl Inc              COM              249030107     2393   57472 SH       SOLE              55347      0    0
Diageo Plc New Adr             COM              25243Q205     1407   16034 SH       SOLE              15394      0    0
Disney Walt Hldg Co            COM              254687106     2181   63415 SH       SOLE              60815      0    0
Donaldson Company Inc          COM              257651109     2145   51365 SH       SOLE              49430      0    0
Ebay Inc                       COM              278642103      410   10495 SH       SOLE              10295      0    0
Emerson Electric Co            COM              291011104      318    5971 SH       SOLE               4981      0    0
Exelon Corporation             COM              30161N101     3992   52973 SH       SOLE              51348      0    0
Express Scripts Inc            COM              302182100      796   14260 SH       SOLE              14260      0    0
Exxon Mobil Corporation        COM              30231G102     5683   61396 SH       SOLE              60421      0    0
F P L Group Incorporated       COM              302571104      309    5082 SH       SOLE               5082      0    0
General Electric Company       COM              369604103     2233   53940 SH       SOLE              52290      0    0
Genzyme Corp Genl              COM              372917104      327    5280 SH       SOLE               4980      0    0
Gilead Sciences Inc            COM              375558103      670   16385 SH       SOLE              15025      0    0
Harris Corporation             COM              413875105     1696   29339 SH       SOLE              28174      0    0
Helix Energy Sol Gp Inc        COM              42330P107     1229   28945 SH       SOLE              28195      0    0
Humana Inc                     COM              444859102     1755   25108 SH       SOLE              24283      0    0
Intel Corp                     COM              458140100     1983   76667 SH       SOLE              73487      0    0
Intl Business Machines         COM              459200101     2664   22615 SH       SOLE              21665      0    0
J. P. Morgan Chase & Co.       COM              46625H100     2712   59196 SH       SOLE              56496      0    0
Johnson & Johnson              COM              478160104     3793   57740 SH       SOLE              55675      0    0
Kimberly-Clark Corp            COM              494368103     2210   31461 SH       SOLE              29911      0    0
Lehman Bros Holding Inc        COM              524908100     1698   27507 SH       SOLE              26857      0    0
Lowes Companies Inc            COM              548661107     2945  105097 SH       SOLE             101397      0    0
Mc Donalds Corp                COM              580135101      546   10032 SH       SOLE              10032      0    0
Medtronic Inc                  COM              585055106     2300   40773 SH       SOLE              39018      0    0
Microchip Technology Inc       COM              595017104      988   27214 SH       SOLE              26139      0    0
Microsoft Corp                 COM              594918104     2059   69881 SH       SOLE              67526      0    0
Nike Inc Class B               COM              654106103     1127   19210 SH       SOLE              18910      0    0
Nordstrom Inc                  COM              655664100     2138   45598 SH       SOLE              43398      0    0
Northern TRUST Corp            COM              665859104     2603   39276 SH       SOLE              37436      0    0
Oracle Corporation             COM              68389X105     1373   63409 SH       SOLE              60909      0    0
Peabody Energy Corp            COM              704549104     3587   74937 SH       SOLE              72227      0    0
Pepsico Incorporated           COM              713448108     3798   51845 SH       SOLE              50070      0    0
Petsmart Inc                   COM              716768106      547   17150 SH       SOLE              15950      0    0
Pfizer Incorporated            COM              717081103     2575  105390 SH       SOLE             100640      0    0
Polaris Industries Inc         COM              731068102     1180   27050 SH       SOLE              25850      0    0
Procter & Gamble Co            COM              742718109     2766   39328 SH       SOLE              37678      0    0
Scana Corporation New          COM              80589M102     1985   51230 SH       SOLE              49155      0    0
Seaboard Corp                  COM              811543107      647     330 SH       SOLE                324      0    0
Starwood Htls & Rsts New       COM              85590A401     1006   16555 SH       SOLE              15445      0    0
Synovus Financial Corp         COM              87161C105     2329   83021 SH       SOLE              78771      0    0
Syntel Inc                     COM              87162H103      287    6895 SH       SOLE               6645      0    0
Sysco Corporation              COM              871829107     2045   57457 SH       SOLE              55199      0    0
Target Corporation             COM              87612E106     3934   61890 SH       SOLE              60100      0    0
Transocean Offshore Newf       COM              G90078109     2098   18558 SH       SOLE              17973      0    0
United Technologies Corp       COM              913017109     4385   54483 SH       SOLE              52703      0    0
Valero Energy Corp New         COM              91913Y100     2184   32506 SH       SOLE              30906      0    0
Weingarten Rlty Invs Sbi       COM              948741103     3553   85706 SH       SOLE              83201      0    0
Wells Fargo & Co New           COM              949746101     3924  110164 SH       SOLE             106289      0    0
West Pharm Srvc Inc            COM              955306105      463   11120 SH       SOLE              10870      0    0